Note 18 - Financial Instruments - Summary of Derivative Fair Values (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2014	Dec. 31, 2016	Dec. 31, 2015
Warrants, fair value		$ 3,222	$ 3,216
Warrants, volatility	90.49%	104.70%
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value		$ 3,222	$ 3,216
Warrants, volatility		104.70%	88.47%